Organization and Basis of Financial Statements	12 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Financial Statements

1. Organization and Basis of Financial Statements

Deswell Industries, Inc. was incorporated in the British Virgin Islands on December 2, 1993.

The principal activities of the Company comprise the manufacturing and sales of injection-molded plastic parts and components and electronic products assembling. The manufacturing activities are subcontracted to subsidiaries operating in the People's Republic of China (“PRC”). The selling and administrative activities were originally performed in the Hong Kong Special Administrative Region ("Hong Kong") of the PRC. From August 2003, these activities were moved to the Macao Special Administrative Region (“Macao”) of the PRC.

As the Company is a holding company, the amount of any dividends to be declared by the Company will be dependent upon the amount which can be distributed from its subsidiaries. Dividends from subsidiaries are declared based on profits as reported in their statutory accounts.

COVID-19 Considerations

As the global epidemic trend continued to be stabilized, travelling restrictions have been lifted by some countries. However, the PRC government is still adopting zero-COVID policy to prevent any spread of the coronavirus in the community. It resulted some major cities in China being under fully or partially lockdowns or district-based controls.

Though the Company’s two principal manufacturing plants are not located in the cities under lockdowns, our staff are required to be quarantined in designated hotels for 14 to 21 days when they travel from Hong Kong to the PRC cities. (Effective from June 29, 2022, the length of the quarantine was reduced to seven days and three days home health monitoring).

These border entry restrictions create challenges for productivity and connectivity, and could affect our ability to enhance, develop, and support existing products, detect and prevent production deficiencies, as well as exploring new business opportunities. The Company is complying with the health and safety protocols established by the government and have taken steps to safeguard the employees and business operations. These steps include well-planned travel arrangements among the Company’s management team, actively cleaning and sanitizing open public areas to ensure the continuity and smooth supervision over plant production and administration under pandemic conditions.

During the year ended March 31, 2022 the Company did not experience a significant negative impact of COVID-19 on its operations, capital and financial position. We did not record material asset impairments, inventory charges or bad debt provision related to COVID-19 during the year ended March 31, 2022. We will continue to evaluate the nature and extent of the impact of the COVID-19 outbreak on our financial condition, results of operations and cash flows.